Short Term Investments	12 Months Ended
Dec. 31, 2024
Short-Term Investments [Abstract]
Short Term Investments	5. SHORT-TERM INVESTMENTS

	As of December 31,
	2023	2024
	RMB	RMB
Time deposits	58,128	—

	58,128	—